Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Restricted cash		$ 1,538,462	$ 2,896,967
Banking facilities
Credit loss		52,273		80,056		$ 107,758
Contract assets		398,639		1,060,590		$ 987,084
Contract liabilities		488		1,525
Contract with customer liability, revenue recognized	$ 4,015	1,525
Advertising costs		3,526	0
Incurred costs		$ 29,316	30,155
Term of service		2 years
Capital commitments		$ 4,685,269
Other expenses		328,615		328,615
Total amount of supplier		1,245,625
Estimate amount of financial statement				1,245,625
Provision for penalty		(1,458,857)
Deposit		102,564			$ 800,000
Staff [Member]
Summary of Significant Accounting Policies [Line Items]
Other expenses		328,615
Guarantees [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash		$ 89,744		$ 384,615
Shareholders [Member] | PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest		0.80%			0.80%
Provision for Penalty [Member]
Summary of Significant Accounting Policies [Line Items]
Total amount of supplier		$ 115,383
Provision for penalty		$ 1,130,242
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation		45 days			45 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation		90 days			90 days